N-6	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal Life Insurance Company Variable Life Separate Account
Entity Central Index Key	0000812797
Entity Investment Company Type	N-6
Document Period End Date	Apr. 28, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

Guaranteed Maximum: $48.21 per $1,000 of Face Amount (4.82%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,821 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.86%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction FeesGuaranteed Maximum: $48.21 per $1,000 of Face Amount (4.82%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,821 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Other Amount) Maximum [Percent]	4.82%
Surrender Charge Example Maximum [Dollars]	$ 48.21
Transaction Charges [Text Block]	Transaction ChargesIn addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees. SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

Guaranteed Maximum: $48.21 per $1,000 of Face Amount (4.82%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,821 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.86%

Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	2.86%
Risks [Table Text Block]

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision..	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

Investment Restrictions [Text Block]
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties

Investment Professional Compensation [Text Block]	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Item 4. Fee Table [Text Block]
SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.25% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)(1)	from surrender proceeds
Maximum		$48.21 per $1,000 of Face Amount
Minimum		$11.89 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.79 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17186 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$10 per month
Current		$10 per month
Monthly Policy Issue Charge(1)	monthly
Maximum		$0.89540 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$.22925 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.5% of Loan Indebtedness per year(4)
Current		1.5% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.
Minimum and Maximum Total Expenses
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2024	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	2.86%

Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.25% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)(1)	from surrender proceeds
Maximum		$48.21 per $1,000 of Face Amount
Minimum		$11.89 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.79 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17186 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$10 per month
Current		$10 per month
Monthly Policy Issue Charge(1)	monthly
Maximum		$0.89540 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$.22925 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.5% of Loan Indebtedness per year(4)
Current		1.5% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

Sales Load, Description [Text Block]	Sales Charge
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	7.25%
Sales Load (of Premium Payments), Current [Percent]	4.00%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Surrender Charge (full surrender of Policy)(1)
Other Surrender Fees, When Deducted [Text Block]	from surrender proceeds
Other Surrender Fees, Maximum [Dollars]	$ 48.21
Other Surrender Fees, Minimum [Dollars]	$ 11.89
Other Surrender Fees, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.

Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for Representative Insured(2)
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Fund Expenses as of December 31, 2024	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	2.86%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	2.86%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including that any obligations (including under the DCA accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.

Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after We receive notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured. In addition, information reasonably necessary to process the death claim, such as beneficiary information, must also be provided to us.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to Your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, We will pay the death proceeds to the Owner or the Owner’s estate unless You have given Us written Notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on Our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to Your Policy is determined by Your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by Us. The effective date of the change will be the Monthly Date that coincides with, or next follows, Our approval. If the death benefit option change involves a Face Amount decrease, You may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If Your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, You may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000. A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If Your request is not approved, no changes are made to Your Policy.
We will approve Your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•You supply evidence which satisfies Us that the Insured is alive and insurable under Our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed Our maximum limits as defined under Our underwriting guidelines then in effect; and
•Your policy is not in a grace period; and
•the Face Amount after adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by Us. The Adjustment is effective on the Monthly Date on or next following Our approval of Your request.
If You want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to You by Your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to You. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in Our General Account without interest (for a period of up to 60 days) while We complete underwriting for the Adjustment. If We approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to Your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, You may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by Our underwriting guidelines in place at the time of Your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in Your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of Your chosen Divisions fluctuates.

Standard Death Benefit [Text Block]
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after We receive notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured. In addition, information reasonably necessary to process the death claim, such as beneficiary information, must also be provided to us.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to Your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, We will pay the death proceeds to the Owner or the Owner’s estate unless You have given Us written Notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on Our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to Your Policy is determined by Your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by Us. The effective date of the change will be the Monthly Date that coincides with, or next follows, Our approval. If the death benefit option change involves a Face Amount decrease, You may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If Your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, You may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000. A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If Your request is not approved, no changes are made to Your Policy.
We will approve Your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•You supply evidence which satisfies Us that the Insured is alive and insurable under Our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed Our maximum limits as defined under Our underwriting guidelines then in effect; and
•Your policy is not in a grace period; and
•the Face Amount after adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by Us. The Adjustment is effective on the Monthly Date on or next following Our approval of Your request.
If You want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to You by Your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to You. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in Our General Account without interest (for a period of up to 60 days) while We complete underwriting for the Adjustment. If We approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to Your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, You may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by Our underwriting guidelines in place at the time of Your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in Your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of Your chosen Divisions fluctuates.

Item 11. Other Benefits Available (N-6) [Text Block]
OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(2)
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Surrender Value Enhancement	provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)     Availability of these riders varies. See the more detailed information below.
(2)     Additional charges apply to increased Face Amount.

Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Benefits Available [Table Text Block]

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(2)
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Surrender Value Enhancement	provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)     Availability of these riders varies. See the more detailed information below.
(2) Additional charges apply to increased Face Amount.
Benefits Description [Table Text Block]
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.81%	10.02%	8.86%	7.63%
AllianceBernstein International Value - Class A(1)	International Equity	AllianceBernstein	0.92%	5.07%	3.53%	3.25%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)(1)	Small/Mid US Equity	AllianceBernstein	0.90%	18.64%	7.53%	10.60%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.76%	6.58%	4.84%	5.90%
American Funds Insurance Series Growth - Class 2	Large US Equity	Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
American Funds Insurance Series International - Class 2	International Equity	Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
American Funds Insurance Series New World - Class 2(1)	International Equity	Capital Research and Management Company	0.82%	6.56%	4.54%	6.22%
American Funds Insurance Series Washington Mutual Investors - Class 2(1)	Large US Equity	Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	12.33%	9.00%	7.22%
CVT Investment Grade Bond Index - Class I(1)	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	1.03%	-0.36%	1.20%
CVT Russell 2000 Small Cap Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.59%	11.00%	6.94%	7.24%
CVT S&P 500 Index (not available to new investors after 4/25/2014)(1)	Large US Equity	Calvert Research and Management/Ameritas Investment Partners	0.28%	24.63%	14.21%	12.76%
CVT S&P MidCap 400 Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.53%	13.29%	9.78%	9.08%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.81%	10.01%	6.61%	7.29%
DWS Small Mid Cap Value - Class B(1)	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	5.79%	5.51%	5.20%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.81%	33.45%	16.74%	13.33%
Fidelity VIP Energy - Service Class 2 (2)	Other - Equity Energy	Fidelity Management and Research Co	0.85%	4.02%	12.13%	4.19%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.72%	15.06%	9.80%	8.95%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Fidelity VIP Extended Market Index - Service Class 2(2)	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	12.03%	8.53%		8.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.35%	5.01%	2.27%	1.55%
Fidelity VIP High Income - Service Class 2	Fixed Income	Fidelity Management and Research Co	1.06%	8.62%	2.47%	3.90%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.41%	4.82%	3.83%		3.38%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	17.18%	11.06%	8.94%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.36%	23.38%	13.46%		13.09%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.16%	4.66%	6.42%	5.87%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.88%	10.79%	10.30%	10.44%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.90%	11.71%	8.36%	8.17%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2(1)	Fixed Income	Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
Invesco VI American Value- Series I	Small/Mid US Equity	Invesco Advisers, Inc.	0.89%	30.41%	13.69%	9.12%
Invesco VI Core Equity- Series II	Large US Equity	Invesco Advisers, Inc.	1.05%	25.29%	12.07%	9.15%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity	Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Invesco VI Main Street Small Cap - Series II(1)	Small/Mid US Equity	Invesco Advisers, Inc.	1.11%	12.41%	10.22%	8.73%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
Janus Henderson Series Forty - Service Shares	Large US Equity	Janus Capital Management LLC	0.83%	28.14%	15.12%	15.36%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	0.99%	11.01%			5.52%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology	Janus Capital Management LLC	0.97%	31.76%	17.80%	19.06%
Lord Abbett Series Fund Developing Growth- Class VC(1)	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	22.18%	7.27%	8.59%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	24.79%	11.27%	10.79%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.96%	12.84%	7.91%	7.97%
LVIP American Century Inflation Protection - Service Class	Inflation-Protected Bond	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.72%	1.54%	1.22%	1.73%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	1.01%	8.52%	7.13%	7.87%
LVIP American Century Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.86%	9.29%	8.41%	8.01%
Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.04%	11.02%	6.83%	7.30%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.82%	4.65%	5.94%	7.75%
MFS Mid Cap Value- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
MFS New Discovery- Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.12%	6.44%	4.71%	8.92%
MFS New Discovery Value - Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.13%	9.18%	8.40%	9.67%
MFS Utilities - Service Class	Other - Utilities	Massachusetts Financial Services Company	1.04%	11.34%	5.61%	6.02%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.89%	25.84%	13.97%	11.44%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.49%	0.90%	-0.09%	1.58%
PVC Diversified International- Class 1	International Equity	Principal Global Investors	0.85%	4.71%	4.64%	5.06%
PVC Equity Income- Class 1	Large US Equity	Principal Global Investors	0.48%	15.50%	8.43%	9.48%
PVC Global Emerging Markets- Class 1(1)	International Equity	Principal Global Investors	1.14%	6.51%	2.14%	3.21%
PVC Government & High Quality Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	0.62%	-1.18%	0.57%
PVC LargeCap Growth I- Class 1(1)	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.67%	25.14%	13.93%	14.63%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.67%	24.74%	14.23%	12.80%
PVC MidCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.53%	20.27%	11.65%	12.57%
PVC Principal Capital Appreciation- Class 1	Large US Equity	Principal Global Investors	0.63%	25.85%	14.84%	13.15%
PVC Principal LifeTime 2020- Class 1	Asset Allocation	Principal Global Investors	0.50%	7.43%	4.94%	5.51%
PVC Principal LifeTime 2030- Class 1	Asset Allocation	Principal Global Investors	0.52%	9.05%	6.22%	6.63%
PVC Principal LifeTime 2040- Class 1	Asset Allocation	Principal Global Investors	0.58%	11.55%	7.66%	7.69%
PVC Principal LifeTime 2050- Class 1	Asset Allocation	Principal Global Investors	0.62%	13.29%	8.62%	8.38%
PVC Principal LifeTime 2060- Class 1(1)	Asset Allocation	Principal Global Investors	0.64%	13.28%	8.76%	8.49%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation	Principal Global Investors	0.50%	6.71%	3.45%	3.85%
PVC Real Estate Securities- Class 1	Small/Mid US Equity	Principal Global Investors	0.79%	5.59%	3.90%	6.25%
PVC SAM Balanced- Class 1	Asset Allocation	Principal Global Investors	0.70%	12.62%	6.75%	6.79%
PVC SAM Conservative Balanced- Class 1	Asset Allocation	Principal Global Investors	0.67%	8.97%	4.65%	5.14%
PVC SAM Conservative Growth- Class 1	Asset Allocation	Principal Global Investors	0.73%	15.23%	8.50%	8.25%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
PVC SAM Flexible Income- Class 1	Asset Allocation	Principal Global Investors	0.65%	6.69%	3.06%	3.98%
PVC SAM Strategic Growth- Class 1	Asset Allocation	Principal Global Investors	0.75%	17.02%	9.88%	9.07%
PVC Short-Term Income- Class 1	Short-Term Fixed Income	Principal Global Investors	0.41%	5.09%	1.92%	2.05%
PVC SmallCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.84%	6.99%	7.57%	8.03%
Putnam VT Small Cap Value - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.89%	6.20%	10.71%	8.10%
Putnam VT Small Cap Growth - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.80%	23.33%	12.97%	9.64%
Putnam VT Large Cap Growth - Class 1B	Large US Equity	Putnam Investment Management LLC	1.13%	33.41%	17.91%	16.21%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.76%	6.09%	3.23%	3.54%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.71%	4.11%	3.96%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.58%	3.88%	3.99%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.30%	-3.09%	7.28%	0.57%
Wanger International(1)	International Equity	Columbia Wanger Asset Management, LLC	1.08%	-8.25%	-0.72%	3.07%
(1)The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.
(2) Investment Option will be available on May 31, 2025.

Prospectuses Available [Text Block]
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Portfolio Companies [Table Text Block]

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.81%	10.02%	8.86%	7.63%
AllianceBernstein International Value - Class A(1)	International Equity	AllianceBernstein	0.92%	5.07%	3.53%	3.25%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)(1)	Small/Mid US Equity	AllianceBernstein	0.90%	18.64%	7.53%	10.60%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.76%	6.58%	4.84%	5.90%
American Funds Insurance Series Growth - Class 2	Large US Equity	Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
American Funds Insurance Series International - Class 2	International Equity	Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
American Funds Insurance Series New World - Class 2(1)	International Equity	Capital Research and Management Company	0.82%	6.56%	4.54%	6.22%
American Funds Insurance Series Washington Mutual Investors - Class 2(1)	Large US Equity	Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	12.33%	9.00%	7.22%
CVT Investment Grade Bond Index - Class I(1)	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	1.03%	-0.36%	1.20%
CVT Russell 2000 Small Cap Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.59%	11.00%	6.94%	7.24%
CVT S&P 500 Index (not available to new investors after 4/25/2014)(1)	Large US Equity	Calvert Research and Management/Ameritas Investment Partners	0.28%	24.63%	14.21%	12.76%
CVT S&P MidCap 400 Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.53%	13.29%	9.78%	9.08%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.81%	10.01%	6.61%	7.29%
DWS Small Mid Cap Value - Class B(1)	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	5.79%	5.51%	5.20%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.81%	33.45%	16.74%	13.33%
Fidelity VIP Energy - Service Class 2 (2)	Other - Equity Energy	Fidelity Management and Research Co	0.85%	4.02%	12.13%	4.19%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.72%	15.06%	9.80%	8.95%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Fidelity VIP Extended Market Index - Service Class 2(2)	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	12.03%	8.53%		8.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.35%	5.01%	2.27%	1.55%
Fidelity VIP High Income - Service Class 2	Fixed Income	Fidelity Management and Research Co	1.06%	8.62%	2.47%	3.90%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.41%	4.82%	3.83%		3.38%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	17.18%	11.06%	8.94%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.36%	23.38%	13.46%		13.09%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.16%	4.66%	6.42%	5.87%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.88%	10.79%	10.30%	10.44%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.90%	11.71%	8.36%	8.17%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2(1)	Fixed Income	Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
Invesco VI American Value- Series I	Small/Mid US Equity	Invesco Advisers, Inc.	0.89%	30.41%	13.69%	9.12%
Invesco VI Core Equity- Series II	Large US Equity	Invesco Advisers, Inc.	1.05%	25.29%	12.07%	9.15%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity	Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Invesco VI Main Street Small Cap - Series II(1)	Small/Mid US Equity	Invesco Advisers, Inc.	1.11%	12.41%	10.22%	8.73%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
Janus Henderson Series Forty - Service Shares	Large US Equity	Janus Capital Management LLC	0.83%	28.14%	15.12%	15.36%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	0.99%	11.01%			5.52%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology	Janus Capital Management LLC	0.97%	31.76%	17.80%	19.06%
Lord Abbett Series Fund Developing Growth- Class VC(1)	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	22.18%	7.27%	8.59%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	24.79%	11.27%	10.79%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.96%	12.84%	7.91%	7.97%
LVIP American Century Inflation Protection - Service Class	Inflation-Protected Bond	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.72%	1.54%	1.22%	1.73%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	1.01%	8.52%	7.13%	7.87%
LVIP American Century Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.86%	9.29%	8.41%	8.01%
Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.04%	11.02%	6.83%	7.30%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.82%	4.65%	5.94%	7.75%
MFS Mid Cap Value- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
MFS New Discovery- Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.12%	6.44%	4.71%	8.92%
MFS New Discovery Value - Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.13%	9.18%	8.40%	9.67%
MFS Utilities - Service Class	Other - Utilities	Massachusetts Financial Services Company	1.04%	11.34%	5.61%	6.02%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.89%	25.84%	13.97%	11.44%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.49%	0.90%	-0.09%	1.58%
PVC Diversified International- Class 1	International Equity	Principal Global Investors	0.85%	4.71%	4.64%	5.06%
PVC Equity Income- Class 1	Large US Equity	Principal Global Investors	0.48%	15.50%	8.43%	9.48%
PVC Global Emerging Markets- Class 1(1)	International Equity	Principal Global Investors	1.14%	6.51%	2.14%	3.21%
PVC Government & High Quality Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	0.62%	-1.18%	0.57%
PVC LargeCap Growth I- Class 1(1)	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.67%	25.14%	13.93%	14.63%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.67%	24.74%	14.23%	12.80%
PVC MidCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.53%	20.27%	11.65%	12.57%
PVC Principal Capital Appreciation- Class 1	Large US Equity	Principal Global Investors	0.63%	25.85%	14.84%	13.15%
PVC Principal LifeTime 2020- Class 1	Asset Allocation	Principal Global Investors	0.50%	7.43%	4.94%	5.51%
PVC Principal LifeTime 2030- Class 1	Asset Allocation	Principal Global Investors	0.52%	9.05%	6.22%	6.63%
PVC Principal LifeTime 2040- Class 1	Asset Allocation	Principal Global Investors	0.58%	11.55%	7.66%	7.69%
PVC Principal LifeTime 2050- Class 1	Asset Allocation	Principal Global Investors	0.62%	13.29%	8.62%	8.38%
PVC Principal LifeTime 2060- Class 1(1)	Asset Allocation	Principal Global Investors	0.64%	13.28%	8.76%	8.49%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation	Principal Global Investors	0.50%	6.71%	3.45%	3.85%
PVC Real Estate Securities- Class 1	Small/Mid US Equity	Principal Global Investors	0.79%	5.59%	3.90%	6.25%
PVC SAM Balanced- Class 1	Asset Allocation	Principal Global Investors	0.70%	12.62%	6.75%	6.79%
PVC SAM Conservative Balanced- Class 1	Asset Allocation	Principal Global Investors	0.67%	8.97%	4.65%	5.14%
PVC SAM Conservative Growth- Class 1	Asset Allocation	Principal Global Investors	0.73%	15.23%	8.50%	8.25%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
PVC SAM Flexible Income- Class 1	Asset Allocation	Principal Global Investors	0.65%	6.69%	3.06%	3.98%
PVC SAM Strategic Growth- Class 1	Asset Allocation	Principal Global Investors	0.75%	17.02%	9.88%	9.07%
PVC Short-Term Income- Class 1	Short-Term Fixed Income	Principal Global Investors	0.41%	5.09%	1.92%	2.05%
PVC SmallCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.84%	6.99%	7.57%	8.03%
Putnam VT Small Cap Value - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.89%	6.20%	10.71%	8.10%
Putnam VT Small Cap Growth - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.80%	23.33%	12.97%	9.64%
Putnam VT Large Cap Growth - Class 1B	Large US Equity	Putnam Investment Management LLC	1.13%	33.41%	17.91%	16.21%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.76%	6.09%	3.23%	3.54%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.71%	4.11%	3.96%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.58%	3.88%	3.99%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.30%	-3.09%	7.28%	0.57%
Wanger International(1)	International Equity	Columbia Wanger Asset Management, LLC	1.08%	-8.25%	-0.72%	3.07%
(1)The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.
(2) Investment Option will be available on May 31, 2025.

Temporary Fee Reductions, Current Expenses [Text Block]	The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in a Policy.
Principal Risk [Text Block]
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Principal Risk [Text Block]
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision..
Principal Risk [Text Block]
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
Principal Risk [Text Block]
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including that any obligations (including under the DCA accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Policy Termination (Lapse) Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations On Access To Surrender Value Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.

Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Conflicts Of Interest Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

C000028838 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Discovery Value - Class A
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000028828 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein International Value - Class A(1)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000028836 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.64%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000099202 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series Global Balanced - Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	5.90%
C000023917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series Growth - Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.63%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	16.58%
C000023920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series International - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	4.01%
C000023923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series New World - Class 2(1)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	6.22%
C000023925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series Washington Mutual Investors - Class 2(1)
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000007612 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon IP MidCap Stock - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corp
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000030374 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT Investment Grade Bond Index - Class I(1)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.03%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	1.20%
C000030372 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT Russell 2000 Small Cap Index - Class F(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000030367 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT S&P 500 Index (not available to new investors after 4/25/2014)(1)
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.63%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	12.76%
C000053062 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT S&P MidCap 400 Index - Class F(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000011727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Mid Cap - Class I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000017232 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value - Class B(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.20%
C000021009 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund - Service Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
C000021082 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Energy - Service Class 2 (2)
Portfolio Company Objective [Text Block]	Other - Equity Energy
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	4.19%
C000078376 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income - Service Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000199918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index - Service Class 2(2)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	8.53%
C000048775 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Gov't Money Market - Service Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000020981 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP High Income - Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.90%
C000199920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP International Index - Service Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000021045 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap - Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000199922 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Total Market Index - Service Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	23.38%
Average Annual Total Returns, 5 Years [Percent]	13.46%
C000020107 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.87%
C000020095 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000020099 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisors, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000020121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2(1)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000084678 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI American Franchise - Series II
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	34.56%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	13.88%
C000084659 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI American Value- Series I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	9.12%
C000000453 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI Core Equity- Series II
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	25.29%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	9.15%
C000000432 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI Health Care- Series I
Portfolio Company Objective [Text Block]	Other-Health
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	5.40%
C000000415 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI Main Street Mid Cap - Series II
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000209375 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco VI Main Street Small Cap - Series II(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000028720 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Series Enterprise- Service Shares
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
C000028736 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Series Forty - Service Shares
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	28.14%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	15.36%
C000233310 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity- Service
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.01%
C000028740 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Series Global Technology and Innovation - Service Shares
Portfolio Company Objective [Text Block]	Other-Technology
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	17.80%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000087850 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Developing Growth- Class VC(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.18%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.59%
C000247623 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	24.79%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000247626 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.97%
C000247630 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection - Service Class
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247643 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000247652 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Value - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000006666 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000021906 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS Blended Research Small Cap Equity- Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000007254 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Value- Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.78%
C000007330 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS New Discovery- Service Class(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000068447 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS New Discovery Value - Service Class(1)
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	9.67%
C000007313 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS Utilities - Service Class
Portfolio Company Objective [Text Block]	Other - Utilities
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
C000022328 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity - I Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000020925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	0.90%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	1.58%
C000020929 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Diversified International- Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000020931 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Equity Income- Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	9.48%
C000020904 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Global Emerging Markets- Class 1(1)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.21%
C000020932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Government & High Quality Bond- Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	(1.18%)
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000020930 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC LargeCap Growth I- Class 1(1)
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. and Brown Advisory, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	25.14%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	14.63%
C000020908 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC LargeCap S&P 500 Index- Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	24.74%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	12.80%
C000020910 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC MidCap- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	12.57%
C000038532 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal Capital Appreciation- Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	13.15%
C000020916 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2020- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	5.51%
C000020917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2030- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.63%
C000020918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2040- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000020919 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2050- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000126088 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2060- Class 1(1)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000020920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Principal LifeTime Strategic Income- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	3.85%
C000020921 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Real Estate Securities- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.25%
C000038543 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SAM Balanced- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000038545 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SAM Conservative Balanced- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	5.14%
C000038547 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SAM Conservative Growth- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	8.25%
C000038548 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SAM Flexible Income- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	3.98%
C000038530 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SAM Strategic Growth- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	9.07%
C000038541 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC Short-Term Income- Class 1
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.05%
C000020923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PVC SmallCap- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000010872 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value - Class 1B
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000010862 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth - Class 1B
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000010842 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth - Class 1B
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	33.41%
Average Annual Total Returns, 5 Years [Percent]	17.91%
Average Annual Total Returns, 10 Years [Percent]	16.21%
C000097932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Balanced ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	3.54%
C000097937 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Growth ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000097935 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Moderate Growth ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	3.99%
C000025043 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck VIP Global Resources- Class S
Portfolio Company Objective [Text Block]	Other-Natural Resources
Portfolio Company Adviser [Text Block]	Van Eck Associates Corp
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000024404 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Wanger International(1)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(8.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Illustration Fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Illustration Fee
Other Transaction Fee, When Deducted [Text Block]	upon each illustration after the first illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 50
Other Transaction Fee, Current [Dollars]	$ 0
Life Paid-Up Rider (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Purpose of Benefit [Text Block]	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Operation of Benefit [Text Block]
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.

Surrender Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Surrender Value Enhancement Rider
Optional Benefit Charge, When Deducted [Text Block]	upon receipt of premium
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Surrender Value Enhancement
Purpose of Benefit [Text Block]	provides for a waiver of a portion of the surrender charges for a limited time
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Name of Benefit [Text Block]	Surrender Value Enhancement
Operation of Benefit [Text Block]
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.

Surrender Value Enhancement Rider [Member] | Current Generation: Year 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Surrender Value Enhancement Rider [Member] | Current Generation: Years 2-7 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.15%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Monthly Administration Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Administration Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Maximum [Dollars]	$ 10
Other Annual Expense, Current [Dollars]	$ 10
Monthly Policy Issue Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Other Annual Expense, Maximum [Dollars]	$ 0.89540
Other Annual Expense, Minimum [Dollars]	$ 0.06737
Other Annual Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Net Policy Loan Charge( [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense (of Other Amount), Current [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.This charge decreases after Policy Year 10.
Waiver of Monthly Policy Charges Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Policy Charges Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.51
Optional Benefit Expense, Current [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Name of Benefit [Text Block]	Waiver of Monthly Policy Charge
Purpose of Benefit [Text Block]	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	approval required; may be added when Insured’s Attained Age is not greater than 59.
Name of Benefit [Text Block]	Waiver of Monthly Policy Charge
Operation of Benefit [Text Block]
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.94
Optional Benefit Expense, Current [Dollars]	$ 0.15
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Name of Benefit [Text Block]	Waiver of Specified Premium
Purpose of Benefit [Text Block]	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	approval required; may be added when Insured’s Attained Age is not greater than 59.
Name of Benefit [Text Block]	Waiver of Specified Premium
Operation of Benefit [Text Block]
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Change of Insured [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Change of Insured
Purpose of Benefit [Text Block]	allows the business to change the Insured when an employee leaves employment or ownership of the business changes
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	available on business cases only
Name of Benefit [Text Block]	Change of Insured
Operation of Benefit [Text Block]
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.

Cost of Living Increase [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Cost of Living Increase
Purpose of Benefit [Text Block]	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Cost of Living Increase
Operation of Benefit [Text Block]
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.

Death Benefit Guarantee [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the rider terminates, it may not be reinstated.
Name of Benefit [Text Block]	Death Benefit Guarantee
Operation of Benefit [Text Block]
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.

Maximum (if the Policy is issued with the cash value accumulation test) [Member] | Life Paid-Up Rider (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
Current (if Policy is issued with the guideline premium/cash value corridor test) [Member] | Life Paid-Up Rider (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.50%
Current (if the Policy is issued with the cash value accumulation test) [Member] | Life Paid-Up Rider (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	9.50%